SUPPLEMENT DATED NOVEMBER 8, 2013
TO THE PROSPECTUS FOR
PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY
(For Applications Signed Before August 1, 2013)
DATED AUGUST 1, 2013

This supplement updates information in the prospectus dated August 1, 2013, for Principal Investment Plus Variable Annuity which is issued by Principal Life Insurance Company. This supplement should be read in its entirety and kept together with your prospectus for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. The page numbers listed in this supplement refer to pages in your current prospectus, and the pages are located after the Privacy Notices at the front of your prospectus.

SEPARATE ACCOUNT INVESTMENT OPTIONS (Change on current page 2)
Directly under the sentence that begins “The following underlying mutual funds”, delete the Principal Variable Contracts Funds — Class 2 section in the list of investment options and substitute:

Principal Variable Contracts Funds — Class 2
• Diversified Balanced Managed Volatility Account(8)(9)
• Diversified Growth Managed Volatility Account(8)(9)
• Diversified Balanced Account(8)
• Diversified Growth Account(8)
• Diversified Income Account(8)
Immediately before the footnote that begins “This underlying mutual fund”, add the number "(8)". Immediately below the text of footnote (8), add the following footnote:

(9)	Investment option available on or around December 1, 2013.

LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) (Change on current page 31)
Under the GMWB Investment Options heading, delete the second, third and fourth paragraphs and substitute:
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.

ADDITIONAL INFORMATION ABOUT THE CONTRACT (Change on current page 74)
Under the Distribution of the Contract heading, delete the first paragraph and substitute:

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.50% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS (Change on current pages 87-88)
Directly under the division information provided for the “Bond & Mortgage Securities Division”, add the following information for the new funds being added:

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.) (this fund is available beginning on or around December 1, 2013)
Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.
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Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.) (this fund is available beginning on or around December 1, 2013)
Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

APPENDIX B — GMWB INVESTMENT OPTIONS (Change on current page 101)

Under the APPENDIX B — GMWB INVESTMENT OPTIONS appendix heading, delete the second, third and fourth paragraphs and substitute:

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment options your Separate Account division value is/are invested in at the time of the new premium payments.

The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Growth Account, Diversified Balanced Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.